UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/14

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund, each a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund, as appropriate.

-Dreyfus Natural Resources Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Natural Resources Fund

December 31, 2014 (Unaudited)

Common Stocks--95.4%	Shares		Value ($)
Agricultural Products--7.7%
Archer-Daniels-Midland	71,564		3,721,328
Bunge	20,690		1,880,928
			5,602,256
Aluminun--6.4%
Alcoa	145,488		2,297,255
Hindalco Industries, GDR	273,660	a	684,424
Norsk Hydro	288,249		1,621,227
			4,602,906
Building Products--1.3%
Owens Corning	25,809		924,220
Diversified Metals & Mining--1.3%
Rio Tinto	19,637		921,117
Fertilizers & Agricultural Chemicals--13.9%
CF Industries Holdings	11,004		2,999,030
K+S	45,219		1,255,687
Mosaic	47,270		2,157,875
Potash Corp of Saskatchewan	103,860		3,668,335
			10,080,927
Forest Products--8.6%
Eagle Materials	22,441		1,706,189
Martin Marietta Materials	18,173		2,004,845
Vulcan Materials	37,787		2,483,740
			6,194,774
Gas Utilities--2.4%
Airgas	9,680		1,114,942
Infraestructura Energetica	129,500		646,019
			1,760,961
Gold--1.2%
Agnico-Eagle Mines	35,754		889,917
Housewares & Specialties--2.3%
Newell Rubbermaid	44,562		1,697,367
Integrated Oil & Gas--3.3%
Occidental Petroleum	11,916		960,549
Repsol	77,877		1,447,593
			2,408,142
Marine Ports & Services--1.4%
Kirby	12,823	b	1,035,329
Oil & Gas Equipment & Services--6.5%
Cameron International	24,440	b	1,220,778
Halliburton	30,421		1,196,458
National Oilwell Varco	15,272		1,000,774
Schlumberger	15,272		1,304,382
			4,722,392
Oil & Gas Exploration & Production--7.4%
EOG Resources	18,561		1,708,911
Exxon Mobil	39,099		3,614,703
			5,323,614
Oil & Gas Refining & Marketing--6.9%
Anadarko Petroleum	22,458		1,852,785
Phillips 66	23,151		1,659,927
Valero Energy	30,123		1,491,088
			5,003,800

Oil & Gas Storage & Transportation--1.7%
Kinder Morgan	28,343		1,199,192
Packaged Foods & Meats--1.7%
ConAgra Foods	34,622		1,256,086
Paper & Packaging--1.9%
Packaging Corporation of America	17,424		1,359,943
Precious Metals & Minerals--4.8%
Franco-Nevada	23,894		1,176,602
Silver Wheaton	52,997		1,077,429
Sumitomo Metal Mining	83,000		1,238,512
			3,492,543
Railroads--4.7%
Kansas City Southern	12,552		1,531,721
Union Pacific	15,920		1,896,550
			3,428,271
Specialty Chemicals--5.1%
PPG Industries	5,862		1,355,001
Praxair	8,746		1,133,132
Valspar	13,972		1,208,299
			3,696,432
Steel--4.9%
Nucor	49,044		2,405,608
United States Steel	43,058	c	1,151,371
			3,556,979
Total Common Stocks
(cost $69,606,542)			69,157,168

Other Investment--8.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,293,767)	6,293,767	[d]	6,293,767

Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $193,457)	193,457	[d]	193,457

Total Investments (cost $76,093,766)	104.4%		75,644,392
Liabilities, Less Cash and Receivables	(4.4%)		(3,217,501)
Net Assets	100.0%		72,426,891

GDR - Global Depository Receipts

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $684,424 or .9% of net assets.
b Non-income producing security.
c Security, or portion thereof, on loan. At December 31, 2014, the value of the fund's securities on loan was $208,519 and the value of the collateral held by the fund was $216,005, consisting of cash collateral of $193,457 and U.S. Government & Agency securities valued at $22,548.
d Investment in affiliated money market mutual fund.

At December 31, 2014, net unrealized depreciation on investments was $449,374 of which $3,094,213 related to appreciated investment securities and $3,543,587 related to depreciated investment securities. At December 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Fertilizers & Agricultural Chemicals	13.9
Money Market Investments	9.0
Forest Products	8.6
Agricultural Products	7.7
Oil & Gas Exploration & Production	7.4
Oil & Gas Refining & Marketing	6.9
Oil & Gas Equipment & Services	6.5
Aluminun	6.4
Specialty Chemicals	5.1
Steel	4.9
Precious Metals & Minerals	4.8
Railroads	4.7
Integrated Oil & Gas	3.3
Gas Utilities	2.4
Housewares & Specialties	2.3
Paper & Packaging	1.9
Oil & Gas Storage & Transportation	1.7
Packaged Foods & Meats	1.7
Marine Ports & Services	1.4
Building Products	1.3
Diversified Metals & Mining	1.3
Gold	1.2
104.4

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
1/2/2015 a	22,970	18,776	18,752	(24)

Euro,
Expiring
1/2/2015 a	25,130	30,489	30,408	(81)

Norwegian Krone,
Expiring
1/2/2015 a	273,411	36,523	36,685	162

Gross Unrealized Appreciation				162
Gross Unrealized Depreciation				(105)

Counterparty:
a Northern Trust

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	54,530,306	-	-	54,530,306
Equity Securities - Foreign Common Stocks+	5,635,681	8,991,181 ++	-	14,626,862
Mutual Funds	6,487,224	-	-	6,487,224
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++		162		162

Liabilities ($)
Forward Foreign Currency Exchange Contracts+++		(105)		(105)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)